Company Statement of Changes in Equity - GBP (£) £ in Millions	Total	Share capital	Other equity instruments	Retained earnings	Santander UK Group Holdings plc	Santander UK Group Holdings plc Share capital	Santander UK Group Holdings plc Other equity instruments	Santander UK Group Holdings plc Retained earnings
Beginning balance at Dec. 31, 2020	£ 16,245	£ 7,060	£ 2,241	£ 6,030
Profit after tax	1,405			1,369	£ 1,499
Issue of other equity instruments	450		450
Repurchase of other equity instruments	(500)		(500)
Dividends on ordinary shares	(1,346)			(1,346)
Dividends on other equity instruments	(143)			(143)
Ending balance at Dec. 31, 2021	16,378	7,060	2,191	6,754	13,513	£ 7,060	£ 2,191	£ 4,262
Profit after tax	1,423			1,406	1,206			1,206
Issue of other equity instruments	750		750		750		750
Repurchase of other equity instruments	(750)		(745)	(5)	(750)		(745)	(5)
Dividends on ordinary shares	(1,013)			(1,013)	(1,013)			(1,013)
Dividends on other equity instruments	(143)			(143)	(143)			(143)
Ending balance at Dec. 31, 2022	14,711	7,060	2,196	6,563	13,563	7,060	2,196	4,307
Profit after tax	1,596			1,596	1,679			1,679
Dividends on ordinary shares	(1,538)			(1,538)	(1,538)			(1,538)
Dividends on other equity instruments	(133)			(133)	(133)			(133)
Ending balance at Dec. 31, 2023	£ 14,966	£ 7,060	£ 2,196	£ 6,047	£ 13,571	£ 7,060	£ 2,196	£ 4,315